IFRS 7 - Disclosure - Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 590,858	$ 608,548
Securities received as collateral from securities financing and derivative transactions	252,765	272,743
Total liquid assets	$ 843,623	$ 881,291
% of total	100.00%	100.00%
Encumbered liquid assets	$ 273,701	$ 300,401
Unencumbered liquid assets	569,922	580,890
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	175,514	211,866
Securities received as collateral from securities financing and derivative transactions	114,181	113,181
Total liquid assets	$ 289,695	$ 325,047
% of total	34.00%	37.00%
Encumbered liquid assets	$ 122,388	$ 130,486
Unencumbered liquid assets	167,307	194,561
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	72,909	94,640
Total liquid assets	$ 72,909	$ 94,640
% of total	9.00%	11.00%
Encumbered liquid assets	$ 1,107	$ 1,689
Unencumbered liquid assets	71,802	92,951
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	27,281	39,008
Securities received as collateral from securities financing and derivative transactions	84,610	83,258
Total liquid assets	$ 111,891	$ 122,266
% of total	13.00%	14.00%
Encumbered liquid assets	$ 72,112	$ 80,934
Unencumbered liquid assets	39,779	41,332
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	27,002	30,763
Securities received as collateral from securities financing and derivative transactions	8	23
Total liquid assets	$ 27,010	$ 30,786
% of total	3.00%	3.00%
Encumbered liquid assets	$ 2,358	$ 2,294
Unencumbered liquid assets	24,652	28,492
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	26,160	22,999
Securities received as collateral from securities financing and derivative transactions	23,402	24,441
Total liquid assets	$ 49,562	$ 47,440
% of total	6.00%	6.00%
Encumbered liquid assets	$ 33,328	$ 34,990
Unencumbered liquid assets	16,234	12,450
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	8,147	11,310
Securities received as collateral from securities financing and derivative transactions	3,110	2,841
Total liquid assets	$ 11,257	$ 14,151
% of total	1.00%	1.00%
Encumbered liquid assets	$ 2,578	$ 2,331
Unencumbered liquid assets	8,679	11,820
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	14,015	13,146
Securities received as collateral from securities financing and derivative transactions	3,051	2,618
Total liquid assets	$ 17,066	$ 15,764
% of total	2.00%	2.00%
Encumbered liquid assets	$ 10,905	$ 8,248
Unencumbered liquid assets	6,161	7,516
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	415,344	396,682
Securities received as collateral from securities financing and derivative transactions	138,584	159,562
Total liquid assets	$ 553,928	$ 556,244
% of total	66.00%	63.00%
Encumbered liquid assets	$ 151,313	$ 169,915
Unencumbered liquid assets	402,615	386,329
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	113,900	69,183
Total liquid assets	$ 113,900	$ 69,183
% of total	13.00%	8.00%
Encumbered liquid assets	$ 21	$ 51
Unencumbered liquid assets	113,879	69,132
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	72,718	78,238
Securities received as collateral from securities financing and derivative transactions	2,587	2,108
Total liquid assets	$ 75,305	$ 80,346
% of total	9.00%	9.00%
Encumbered liquid assets	$ 8,551	$ 8,297
Unencumbered liquid assets	66,754	72,049
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	40,151	31,258
Securities received as collateral from securities financing and derivative transactions	32,205	38,684
Total liquid assets	$ 72,356	$ 69,942
% of total	9.00%	8.00%
Encumbered liquid assets	$ 35,182	$ 36,716
Unencumbered liquid assets	37,174	33,226
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	56,498	82,701
Securities received as collateral from securities financing and derivative transactions	49,091	53,755
Total liquid assets	$ 105,589	$ 136,456
% of total	13.00%	15.00%
Encumbered liquid assets	$ 46,521	$ 53,585
Unencumbered liquid assets	59,068	82,871
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	68,977	74,131
Securities received as collateral from securities financing and derivative transactions	4,167	9,566
Total liquid assets	$ 73,144	$ 83,697
% of total	9.00%	9.00%
Encumbered liquid assets	$ 14,880	$ 21,495
Unencumbered liquid assets	58,264	62,202
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	63,100	61,171
Securities received as collateral from securities financing and derivative transactions	50,534	55,449
Total liquid assets	$ 113,634	$ 116,620
% of total	13.00%	14.00%
Encumbered liquid assets	$ 46,158	$ 49,771
Unencumbered liquid assets	$ 67,476	$ 66,849